Related Party Transactions and Balances	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

11. RELATED PARTY TRANSACTIONS AND BALANCES

1) Nature of relationships with related parties

The table below sets forth the major related parties and their relationships with the Company, with which the Company entered into transactions for the six months ended June 30, 2024 and 2023, or recorded balances as of June 30, 2024 and December 31, 2023.

Name	Relationship with the Company
Fuji Solar Co., Ltd. (“Fuji Solar”)	Controlled by the controlling shareholder of the Company
VSun JV	Controlled by Fuji Solar
Vietnam Sunergy (Bac Ninh) Company Limited (“VSun Bac Ninh”)	Wholly owned by VSun JV
VSun Solar USA Inc. (“VSun USA”)	Wholly owned by VSun JV
VSun China Co., Ltd. (“VSun China”)	Wholly owned by VSun JV

2) Transactions with related parties

	For the Six Months Ended June 30,
	2024	2023
Sales to a related party
VSun JV	$111,675,535	$—
VSun China	341,417	—
VSun Bac Ninh	251,293	—
VSun USA	19,530	—
	$112,287,775	$—
Purchase of raw materials from a related party
VSun China	$63,085,633	$—
	$63,085,633	$—
Payment of operating expenses by related parties on behalf of the Company
VSun JV	$—	$75,292
VSun China	—	991,395
	$—	$1,066,687
Repayment of operating expenses to related parties paid on behalf of the Company
VSun JV(a)	$148,000	$—
Prepayments of raw materials to a related party
VSun China(b)	$27,582,554	$120,422
	For the Six Months Ended June 30,
	2024	2023
Prepayments of equipment to a related party
VSun China	$—	$4,512,810
Repayments of equipment to a related party
VSun JV	$1,548,578	$—
Borrowings from a related party(c)
VSun JV	$—	$44,774,119
Repayment of borrowings to a related party(c)
VSun JV	$27,992,018	$—
Accrual of interest expenses on borrowings from a related party(c)
VSun JV	$1,005,286	$167,481
Repayment of interest expenses on borrowings from a related party(c)
VSun JV	$631,388	—

(a)      For the six months ended June 30, 2024, the Company repaid operating expenses of $148,000 to VSUN JV which paid operating expenses on behalf of the Company in the year of 2023.

(b)      For the six months ended June 30, 2024, the Company also made prepayments of $27,582,554 to VSUN China for raw materials, all which were expected to be delivered to the Company in the second half of 2024.

For the six months ended June 30, 2023, the Company also made prepayments of $120,422 to VSUN China for raw materials, all which were delivered to the Company in the second half of 2023.

(c)      For the six months ended June 30, 2023, the Company borrowed loans of approximately $44.8 million (VND 1.1 trillion) from VSun JV as working capital and payment for property and equipment. Each loan is matured in one year from borrowing. The interest rate of borrowings were 9.5% before August 2023, and reduced to 8% and 7%, respectively, in August 2023 and September 2023, and further reduced to 3% in March 2024.

For the six months ended June 30, 2024, the Company repaid to VSun JV loan principal of approximately $28.0 million (VND 0.7 trillion) and interest of approximately $0.6 million (VND 15.8 billion).

For the six months ended June 30, 2024 and 2023, the Company accrued interest expenses of $1,005,286 and $167,481 on the borrowings. Interest expenses are payable on demand.

3) Balances with related parties

Accounts receivable — a related party

Related party	Nature of balance	June 30, 2024	December 31, 2023
VSun China	Sales to the related party	$121,118	$—

Prepayments — a related party

Related party	Nature of balance	June 30, 2024	December 31, 2023
VSun China	Prepayments for raw materials	$27,048,348	$24,400,798

Contract liabilities — a related party

Related party	Nature of balance	June 30, 2024	December 31, 2023
VSun JV	Advance for solar cells	$9,137,458	$28,815,934

Due to related parties

Related party	Nature of balance	June 30, 2024	December 31, 2023
VSun JV	Borrowings	$65,170,359	$91,898,361
VSun JV	Interest payable	3,329,004	3,106,985
VSun JV(a)	Payment of public infrastructure services on behalf of the Company	—	1,592,732
VSun JV	Payment of other operating expenses on behalf of the Company	10,430	163,159
VSun China	Payment of other operating expenses on behalf of the Company	—	26,925
Fuji Solar	Payment of offering costs on behalf of the Company	—	79,577
		$68,509,793	$96,867,739

(a)      Pursuant to the agreement of using public infrastructure (Note 6), the Company was obliged to pay public infrastructure service fees of approximately $8.2 million (VND 193.3billion). As of June 30, 2024 and December 31, 2023, the Company had payables of $nil and $1.6 million, respectively, due to VSun JV.

10.    RELATED PARTY TRANSACTIONS AND BALANCES

1) Nature of relationships with related parties

The table below sets forth the major related parties and their relationships with the Company, with which the Company entered into transactions for the year ended December 31, 2023 and for the period from its inception on November 8, 2022 through December 31, 2022, or recorded balances as of December 31, 2023 and December 31, 2022.

Name	Relationship with the Company
Fuji Solar Co., Ltd. (“Fuji Solar”)	Controlled by the controlling shareholder of the Company
VSun JV	Controlled by Fuji Solar
VSun China Co., Ltd. (“VSun China”)	Wholly owned by VSun JV

2) Transactions with related parties

	For the Year Ended December 31, 2023	For the Period from its inception on November 8, 2022 through December 31, 2022
Sales to a related party
VSun JV	$61,504,724	$—
	$61,504,724	$—
Purchase of raw materials from a related party
VSun China	$49,601,203	$—
	$49,601,203	$—
Purchase of machinery from a related party
VSun China	$126,272	$—
	$126,272	$—
Payment of operating expenses by related parties on behalf of the Company
VSun JV	$104,113	$61,069
VSun China(a)	—	26,996
	$104,113	$88,065
Payment of offering cost by a related party on behalf of the Company
Fuji Solar(b)	$1,179,129	$—
Repayment of offering cost paid by a related party on behalf of the Company
Fuji Solar(b)	$1,098,104	$—
Prepayments of raw materials to a related party
VSun China(c)	$24,845,082	$—
Payment of long-term prepaid expenses by a related party on behalf of the Company
VSun JV	$—	$1,596,943
Borrowings from a related party(d)
VSun JV	$93,571,624	$—
Accrual of interest expenses on borrowings from a related party(d)
VSun JV	$3,163,557	$—

____________

(a)      For the year ended December 31, 2023 and for the period from its inception on November 8, 2022 through December 31, 2022, the operating expenses paid by VSun China on behalf of the Company represented the payroll expenses made to certain Chinese staff who worked for the Company.

(b)      For the year ended December 31, 2023, Fuji Solar paid offering cost of $1,179,129 on behalf of the Company. In the same year, the Company repaid offering cost of $1,098,104 to Fuji Solar.

(c)      For the year ended December 31, 2023, the Company also made prepayments of $24,845,082 to VSUN China for raw materials, all which were expected to be delivered to the Company in the first half of 2024.

(d)      For the year ended December 31, 2023, the Company borrowed loans of approximately $93.6 million (VND 2.2 trillion) from VSun JV as working capital and payment for property and equipment. Each loan is matured in one year from borrowing. The interest rate of borrowings were 9.5% before August 2023, and reduced to 8% for August 2023 and further reduced to 7% since September 2023. For the year ended December 31, 2023, the Company accrued interest expenses of $3,163,557 on the borrowings. Interest expenses are payable on demand.

3) Balances with related parties

Prepayments — a related party

Related party	Nature of balance	December 31, 2023	December 31, 2022
VSun China	Prepayments for raw materials	$24,400,798	$—

Contract liabilities — a related party

Related party	Nature of balance	December 31, 2023	December 31, 2022
VSun JV	Advance for solar cells	$28,815,934	$—

Due to related parties

Related party	Nature of balance	December 31, 2023	December 31, 2022
VSun JV	Borrowings	$91,898,361	$—
VSun JV	Interest payable	3,106,985	—
VSun JV(a)	Payment of public infrastructure services on behalf of the Company	1,592,732	1,635,662
VSun JV	Payment of other operating expenses on behalf of the Company	163,159	62,550
VSun China	Payment of other operating expenses on behalf of the Company	26,925	27,650
Fuji Solar	Payment of offering costs on behalf of the Company	79,577	—
		$96,867,739	$1,725,862

____________

(a)      Pursuant to the agreement of using public infrastructure (Note 6), the Company was obliged to pay public infrastructure service fees of approximately $8.2 million (VND 193.3billion). In November 2022, VSun JV paid $1.6 million on behalf of the Company. As of December 31, 2023 and 2022, the Company had payables of $1.6 million and $1.6 million, respectively, due to VSun JV.